Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
12.	COMMITMENTS AND CONTINGENCIES

As the owner or operator of real property, we may incur liability based on various property conditions and may be subject to liability for personal injury or property damage sustained as a result. In addition, we are subject to ongoing compliance requirements imposed on us by environmental laws. We are not aware of any environmental matters or liabilities with respect to our properties that would have a material adverse effect on our consolidated financial statements.

We are involved in various matters of litigation arising in the normal course of business; however, we believe that we maintain sufficient comprehensive, general liability and extended insurance coverage as deemed necessary with respect to our properties. We believe that no estimate of loss or range of loss, if any, can be made at this time for such matters; however, our management, based in part upon consultation with legal counsel, is of the opinion that, when such litigation is resolved, any liability in excess of amounts covered by insurance or already accrued in our consolidated financial statements, if any, will not have a material effect on our consolidated financial statements.

16.    Commitments and Contingencies

In April 2010, we signed a new lease agreement for our office facilities, which expires on October 31, 2012. In addition, we lease various office equipment. Rental expense for the years ended December 31, 2011, 2010 and 2009 was $284,000, $292,000 and $378,000, respectively. All of our current operating leases expire in 2012, and future minimum lease payments under such leases will be $171,000.

As the owner or operator of real property, we may incur liability based on various property conditions and may be subject to liability for personal injury or property damage sustained as a result. In addition, we are subject to ongoing compliance requirements imposed on us by environmental laws. We are not aware of any environmental matters or liabilities with respect to our properties that would have a material adverse effect on our consolidated financial statements.

We are involved in various matters of litigation arising in the normal course of business; however, we believe that we maintain sufficient comprehensive, general liability and extended insurance coverage as deemed necessary with respect to our properties. We believe that no estimate of loss or range of loss, if any, can be made at this time for such matters; however, our management, based in part upon consultation with legal counsel, is of the opinion that, when such litigation is resolved, any liability in excess of amounts covered by insurance or already accrued in our consolidated financial statements, if any, will not have a material effect on our consolidated financial statements. During 2009, the Company was involved in one litigation matter that was previously disclosed in the Company’s SEC filings. This litigation matter was settled in February 2010 to the mutual satisfaction of both parties.